Report of the directors financial review risk report - Trading VaR, 99% 1 day (Details) - Trading portfolios - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of financial assets [line items]
Value at risk	$ 34.6	$ 38.3	$ 52.7
Average
Disclosure of financial assets [line items]
Value at risk	38.8	46.7	59.7
Maximum
Disclosure of financial assets [line items]
Value at risk	57.1	63.2	83.3
Minimum
Disclosure of financial assets [line items]
Value at risk	27.3	37.0	45.7
Foreign exchange and commodity
Disclosure of financial assets [line items]
Value at risk	11.2	14.6	20.6
Foreign exchange and commodity | Average
Disclosure of financial assets [line items]
Value at risk	14.7	15.0	15.4
Foreign exchange and commodity | Maximum
Disclosure of financial assets [line items]
Value at risk	26.9	27.2	29.8
Foreign exchange and commodity | Minimum
Disclosure of financial assets [line items]
Value at risk	7.0	8.6	6.9
Interest rate
Disclosure of financial assets [line items]
Value at risk	20.5	34.9	47.5
Interest rate | Average
Disclosure of financial assets [line items]
Value at risk	31.4	39.7	57.1
Interest rate | Maximum
Disclosure of financial assets [line items]
Value at risk	54.9	59.3	78.1
Interest rate | Minimum
Disclosure of financial assets [line items]
Value at risk	18.7	24.8	42.0
Equity
Disclosure of financial assets [line items]
Value at risk	18.2	16.3	15.7
Equity | Average
Disclosure of financial assets [line items]
Value at risk	15.6	15.5	14.0
Equity | Maximum
Disclosure of financial assets [line items]
Value at risk	20.9	20.5	17.6
Equity | Minimum
Disclosure of financial assets [line items]
Value at risk	12.3	13.6	12.7
Credit spread
Disclosure of financial assets [line items]
Value at risk	13.1	8.2	9.9
Credit spread | Average
Disclosure of financial assets [line items]
Value at risk	11.3	9.7	10.2
Credit spread | Maximum
Disclosure of financial assets [line items]
Value at risk	17.9	13.1	12.7
Credit spread | Minimum
Disclosure of financial assets [line items]
Value at risk	6.4	6.9	6.6
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(28.3)	(35.7)	(41.1)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	$ (34.3)	$ (33.2)	$ (37.1)